October 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares Russell Mid-Cap Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.0%
ATI, Inc.(a)	23,894	$ 2,364,789
Axon Enterprise, Inc.(a)	12,788	9,363,757
BWX Technologies, Inc.	15,723	3,358,590
Carpenter Technology Corp.	8,224	2,597,962
Curtiss-Wright Corp.	6,443	3,838,288
HEICO Corp.	7,276	2,312,095
HEICO Corp., Class A	12,855	3,184,569
Hexcel Corp.	13,843	988,390
Howmet Aerospace, Inc.	68,741	14,157,209
Huntington Ingalls Industries, Inc.	6,662	2,145,297
Karman Holdings, Inc.(a)	4,622	389,357
L3Harris Technologies, Inc.	32,015	9,255,536
Leonardo DRS, Inc.	13,206	482,811
Loar Holdings, Inc.(a)	7,259	574,405
Rocket Lab Corp.(a)	70,923	4,466,731
Spirit AeroSystems Holdings, Inc., Class A(a)(b)	20,167	739,927
StandardAero, Inc.(a)	23,230	671,115
Textron, Inc.	30,449	2,460,584
Woodward, Inc.	10,162	2,663,562
		66,014,974
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	20,054	3,088,115
Expeditors International of Washington, Inc.	23,499	2,864,528
GXO Logistics, Inc.(a)	19,238	1,081,368
		7,034,011
Automobile Components — 0.4%
Aptiv PLC(a)	37,235	3,019,759
BorgWarner, Inc.	37,116	1,594,503
Gentex Corp.	38,916	912,580
Lear Corp.	9,345	977,954
QuantumScape Corp., Class A(a)(b)	72,972	1,345,604
		7,850,400
Automobiles — 0.6%
Ford Motor Co.	669,232	8,787,016
Harley-Davidson, Inc.	18,771	506,442
Lucid Group, Inc.(a)(b)	21,696	385,102
Rivian Automotive, Inc., Class A(a)(b)	132,368	1,796,234
Thor Industries, Inc.	8,787	916,923
		12,391,717
Banks — 2.4%
Bank OZK	18,388	827,276
BOK Financial Corp.	3,964	414,555
Citizens Financial Group, Inc.	74,568	3,793,274
Columbia Banking System, Inc.	51,340	1,375,912
Comerica, Inc.	21,883	1,674,050
Commerce Bancshares, Inc.	21,302	1,121,124
Cullen/Frost Bankers, Inc.	10,383	1,278,563
East West Bancorp, Inc.	23,429	2,380,386
Fifth Third Bancorp	114,151	4,750,965
First Citizens BancShares, Inc., Class A	1,629	2,972,632
First Hawaiian, Inc.	22,038	540,592
First Horizon Corp.	85,939	1,835,657
FNB Corp.	60,569	952,145
Huntington Bancshares, Inc.	265,442	4,098,424
KeyCorp.	162,103	2,851,392
M&T Bank Corp.	26,838	4,934,703
Pinnacle Financial Partners, Inc.	12,885	1,097,931
Popular, Inc.	11,418	1,272,764
Security	Shares	Value
Banks (continued)
Prosperity Bancshares, Inc.	15,532	$ 1,022,316
Regions Financial Corp.	154,005	3,726,921
Southstate Bank Corp.	17,090	1,515,029
Synovus Financial Corp.	23,770	1,061,093
TFS Financial Corp.	9,007	119,793
Webster Financial Corp.	28,681	1,635,964
Western Alliance Bancorp	18,518	1,432,367
Wintrust Financial Corp.	11,526	1,498,611
Zions Bancorp N.A.	25,326	1,319,738
		51,504,177
Beverages — 0.4%
Boston Beer Co., Inc., Class A(a)	1,317	272,606
Brown-Forman Corp., Class A	7,033	190,735
Brown-Forman Corp., Class B	25,793	702,343
Celsius Holdings, Inc.(a)	28,182	1,697,402
Coca-Cola Consolidated, Inc.	9,041	1,178,765
Constellation Brands, Inc., Class A	24,772	3,254,545
Molson Coors Beverage Co., Class B	28,612	1,250,917
Primo Brands Corp.	44,839	985,113
		9,532,426
Biotechnology(a) — 2.2%
Alnylam Pharmaceuticals, Inc.	21,397	9,757,888
Apellis Pharmaceuticals, Inc.	18,109	388,800
Biogen, Inc.	25,161	3,881,588
BioMarin Pharmaceutical, Inc.	32,412	1,736,311
Caris Life Sciences, Inc.	3,910	117,613
Exact Sciences Corp.	31,725	2,052,290
Exelixis, Inc.	45,172	1,746,801
Halozyme Therapeutics, Inc.	21,400	1,395,066
Incyte Corp.	27,121	2,535,271
Insmed, Inc.	31,931	6,054,118
Ionis Pharmaceuticals, Inc.	26,735	1,986,411
Moderna, Inc.(b)	61,948	1,682,508
Natera, Inc.	22,258	4,427,784
Neurocrine Biosciences, Inc.	16,601	2,377,429
Revolution Medicines, Inc.(b)	30,268	1,780,969
Roivant Sciences Ltd.	68,067	1,360,659
Sarepta Therapeutics, Inc.(b)	15,611	374,820
Summit Therapeutics, Inc.(b)	20,400	385,764
Ultragenyx Pharmaceutical, Inc.	15,044	520,522
United Therapeutics Corp.	7,615	3,391,949
Viking Therapeutics, Inc.(b)	17,909	681,975
		48,636,536
Broadline Retail — 0.8%
Coupang, Inc., Class A(a)	212,842	6,804,559
Dillard’s, Inc., Class A	539	323,443
eBay, Inc.	78,957	6,419,994
Etsy, Inc.(a)	17,127	1,061,874
Macy’s, Inc.	46,545	907,162
Ollie’s Bargain Outlet Holdings, Inc.(a)	10,644	1,285,901
		16,802,933
Building Products — 1.1%
A.O. Smith Corp.	19,477	1,285,287
AAON, Inc.(b)	11,529	1,134,338
Advanced Drainage Systems, Inc.	12,037	1,685,782
Allegion PLC	14,751	2,445,273
Armstrong World Industries, Inc.	7,502	1,428,606
Builders FirstSource, Inc.(a)	18,598	2,160,530
Carlisle Cos., Inc.	7,350	2,389,117
Fortune Brands Innovations, Inc.	20,467	1,039,724

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Building Products (continued)
Hayward Holdings, Inc.(a)	34,657	$ 588,129
Lennox International, Inc.	5,444	2,749,220
Masco Corp.	36,170	2,342,369
Owens Corning	14,502	1,846,250
Simpson Manufacturing Co., Inc.	7,341	1,295,687
Trex Co., Inc.(a)	18,228	880,777
		23,271,089
Capital Markets — 5.8%
Affiliated Managers Group, Inc.	4,731	1,125,789
Ameriprise Financial, Inc.	16,379	7,415,920
Ares Management Corp., Class A	32,256	4,796,790
Bank of New York Mellon Corp.	120,966	13,055,860
Blue Owl Capital, Inc., Class A	104,266	1,644,275
Carlyle Group, Inc.	44,832	2,390,442
Cboe Global Markets, Inc.	17,959	4,411,449
Coinbase Global, Inc., Class A(a)	36,024	12,384,331
Evercore, Inc., Class A	6,316	1,860,441
FactSet Research Systems, Inc.	6,568	1,752,342
Franklin Resources, Inc.	53,075	1,200,026
Freedom Holding Corp.(a)	3,081	473,426
Hamilton Lane, Inc., Class A	6,978	795,213
Houlihan Lokey, Inc., Class A	9,239	1,654,520
Invesco Ltd.	62,013	1,469,708
Janus Henderson Group PLC	21,049	916,894
Jefferies Financial Group, Inc.	26,121	1,379,972
Lazard, Inc.	16,061	783,777
LPL Financial Holdings, Inc.	13,660	5,154,055
MarketAxess Holdings, Inc.	6,133	981,648
Morningstar, Inc.	3,923	832,853
MSCI, Inc., Class A	12,892	7,587,587
Nasdaq, Inc.	70,696	6,043,801
Northern Trust Corp.	32,584	4,192,583
Raymond James Financial, Inc.	31,342	4,973,035
Robinhood Markets, Inc., Class A(a)	126,872	18,622,272
SEI Investments Co.	18,166	1,464,361
State Street Corp.	48,522	5,612,055
Stifel Financial Corp.	17,323	2,051,563
T Rowe Price Group, Inc.	37,477	3,842,517
TPG, Inc., Class A	22,612	1,244,564
Tradeweb Markets, Inc., Class A	20,046	2,112,648
Virtu Financial, Inc., Class A	13,063	455,115
XP, Inc., Class A	70,784	1,289,685
		125,971,517
Chemicals — 1.8%
Albemarle Corp.	20,500	2,013,715
Ashland, Inc.	7,634	373,303
Axalta Coating Systems Ltd.(a)	38,094	1,084,536
Celanese Corp., Class A	18,969	729,168
CF Industries Holdings, Inc.	27,635	2,301,719
Corteva, Inc.	117,277	7,205,499
Dow, Inc.	121,299	2,892,981
DuPont de Nemours, Inc.	71,757	5,858,959
Eastman Chemical Co.	19,916	1,185,400
Element Solutions, Inc.	38,110	1,018,299
FMC Corp.	21,204	321,665
Huntsman Corp.	28,551	236,402
International Flavors & Fragrances, Inc.	44,163	2,780,944
LyondellBasell Industries NV, Class A	44,487	2,065,087
Mosaic Co.	53,972	1,481,531
NewMarket Corp.	1,033	793,241
Olin Corp.	19,951	412,986
Security	Shares	Value
Chemicals (continued)
PPG Industries, Inc.	38,960	$ 3,808,340
RPM International, Inc.	21,980	2,401,975
Scotts Miracle-Gro Co.	7,339	392,783
Westlake Corp.	5,710	392,905
		39,751,438
Commercial Services & Supplies — 0.7%
Clean Harbors, Inc.(a)	8,747	1,841,331
MSA Safety, Inc.	6,390	1,003,422
RB Global, Inc.	31,776	3,152,815
Rollins, Inc.	48,258	2,780,143
Tetra Tech, Inc.	45,005	1,439,260
Veralto Corp.	40,871	4,033,150
		14,250,121
Communications Equipment — 0.5%
Ciena Corp.(a)	24,181	4,592,455
F5, Inc.(a)	9,947	2,517,088
Lumentum Holdings, Inc.(a)	11,576	2,333,259
Ubiquiti, Inc.	720	566,770
		10,009,572
Construction & Engineering — 1.5%
AECOM	22,684	3,047,596
API Group Corp.(a)	63,114	2,323,857
Comfort Systems USA, Inc.	5,963	5,757,754
EMCOR Group, Inc.	7,582	5,123,764
Everus Construction Group, Inc.(a)	8,646	785,835
MasTec, Inc.(a)	10,610	2,166,138
Quanta Services, Inc.	25,246	11,338,736
Valmont Industries, Inc.	3,422	1,414,757
WillScot Holdings Corp., Class A	30,944	673,032
		32,631,469
Construction Materials — 0.7%
Eagle Materials, Inc.	5,509	1,169,671
James Hardie Industries PLC(a)	25,278	529,069
Martin Marietta Materials, Inc.	10,280	6,302,668
Vulcan Materials Co.	22,663	6,560,938
		14,562,346
Consumer Finance — 0.7%
Ally Financial, Inc.	47,219	1,840,125
Credit Acceptance Corp.(a)(b)	780	348,925
OneMain Holdings, Inc.	20,800	1,231,152
SLM Corp.	35,858	962,787
SoFi Technologies, Inc.(a)	194,151	5,762,402
Synchrony Financial	63,742	4,741,130
		14,886,521
Consumer Staples Distribution & Retail — 1.6%
Albertsons Cos., Inc., Class A	69,034	1,221,211
BJ’s Wholesale Club Holdings, Inc.(a)(b)	22,331	1,970,934
Casey’s General Stores, Inc.	6,391	3,279,797
Dollar General Corp.	37,522	3,701,921
Dollar Tree, Inc.(a)	33,788	3,349,067
Kroger Co.	103,957	6,614,784
Maplebear, Inc.(a)	30,093	1,109,228
Performance Food Group Co.(a)	25,981	2,513,402
Sprouts Farmers Market, Inc.(a)	16,738	1,321,632
Sysco Corp.	83,176	6,178,313
U.S. Foods Holding Corp.(a)	39,363	2,858,541
		34,118,830
Containers & Packaging — 1.1%
Amcor PLC	393,469	3,108,405
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Containers & Packaging (continued)
AptarGroup, Inc.	11,184	$ 1,297,456
Avery Dennison Corp.	13,334	2,331,983
Ball Corp.	47,559	2,235,273
Crown Holdings, Inc.	20,143	1,957,497
Graphic Packaging Holding Co.	51,256	819,583
International Paper Co.	89,847	3,471,688
Packaging Corp. of America	15,106	2,957,151
Sealed Air Corp.	24,130	808,596
Silgan Holdings, Inc.	15,430	595,907
Smurfit WestRock PLC	89,310	3,297,325
Sonoco Products Co.	16,675	676,505
		23,557,369
Distributors — 0.3%
Genuine Parts Co.	23,708	3,018,266
LKQ Corp.	44,780	1,431,169
Pool Corp.	6,158	1,644,555
		6,093,990
Diversified Consumer Services — 0.4%
ADT, Inc.	89,123	787,847
Bright Horizons Family Solutions, Inc.(a)	9,967	1,088,696
Duolingo, Inc., Class A(a)	6,508	1,761,325
Grand Canyon Education, Inc.(a)	4,687	882,562
H&R Block, Inc.	22,731	1,130,640
Service Corp. International	23,739	1,982,444
		7,633,514
Diversified REITs — 0.1%
WP Carey, Inc.	37,419	2,469,654
Diversified Telecommunication Services — 0.2%
AST SpaceMobile, Inc., Class A(a)(b)	33,600	2,696,400
Frontier Communications Parent, Inc.(a)	42,349	1,599,098
GCI Liberty, Inc.(a)(c)	15,053	—
GCI Liberty, Inc., Class C(a)	3,910	143,204
Iridium Communications, Inc.	15,955	305,539
Liberty Global Ltd., Class A(a)	28,602	314,622
Liberty Global Ltd., Class C(a)(b)	22,635	252,380
		5,311,243
Electric Utilities — 2.9%
Alliant Energy Corp.	44,251	2,956,852
Edison International	65,705	3,638,743
Entergy Corp.	76,546	7,355,305
Evergy, Inc.	39,457	3,030,692
Eversource Energy	62,982	4,648,701
Exelon Corp.	173,280	7,991,674
FirstEnergy Corp.	94,067	4,311,091
IDACORP, Inc.	9,175	1,183,758
NRG Energy, Inc.	32,613	5,604,870
OGE Energy Corp.	35,083	1,548,564
PG&E Corp.	375,841	5,998,422
Pinnacle West Capital Corp.	20,309	1,797,753
PPL Corp.	126,876	4,633,511
Xcel Energy, Inc.	101,458	8,235,346
		62,935,282
Electrical Equipment — 1.9%
Acuity, Inc.	5,263	1,921,258
AMETEK, Inc.	39,493	7,981,930
Generac Holdings, Inc.(a)	9,962	1,673,815
Hubbell, Inc.	9,149	4,300,030
nVent Electric PLC	27,922	3,192,881
Regal Rexnord Corp.	11,478	1,617,136
Security	Shares	Value
Electrical Equipment (continued)
Rockwell Automation, Inc.	19,398	$ 7,145,447
Sensata Technologies Holding PLC	24,624	783,782
Vertiv Holdings Co., Class A	65,219	12,578,136
		41,194,415
Electronic Equipment, Instruments & Components — 2.4%
Arrow Electronics, Inc.(a)	8,981	1,001,831
Avnet, Inc.	14,086	682,467
CDW Corp.	22,552	3,594,112
Cognex Corp.	29,271	1,211,527
Coherent Corp.(a)	26,297	3,470,152
Corning, Inc.	133,843	11,922,734
Crane NXT Co.	8,473	535,917
Flex Ltd.(a)	64,016	4,002,280
Ingram Micro Holding Corp.(b)	2,383	54,714
IPG Photonics Corp.(a)	4,541	386,530
Jabil, Inc.	18,083	3,994,354
Keysight Technologies, Inc.(a)	29,496	5,396,588
Littelfuse, Inc.	4,198	1,021,415
Ralliant Corp.	18,974	833,338
TD SYNNEX Corp.	13,254	2,074,118
Teledyne Technologies, Inc.(a)	7,969	4,198,229
Trimble, Inc.(a)	40,840	3,256,990
Vontier Corp.	24,743	952,606
Zebra Technologies Corp., Class A(a)	8,707	2,344,360
		50,934,262
Energy Equipment & Services — 0.8%
Baker Hughes Co., Class A	170,011	8,230,232
Halliburton Co.	146,963	3,944,487
NOV, Inc.	63,645	929,217
TechnipFMC PLC	69,809	2,886,602
Weatherford International PLC	12,485	920,020
		16,910,558
Entertainment — 2.4%
Electronic Arts, Inc.	43,109	8,624,387
Liberty Media Corp.-Liberty Formula One, Class A(a)	3,935	358,006
Liberty Media Corp.-Liberty Formula One, Class C(a)	36,217	3,616,267
Liberty Media Corp.-Liberty Live, Class A(a)	3,350	293,929
Liberty Media Corp.-Liberty Live, Class C(a)	7,933	717,223
Live Nation Entertainment, Inc.(a)	27,129	4,056,599
Madison Square Garden Sports Corp., Class A(a)	2,811	602,650
ROBLOX Corp., Class A(a)	104,732	11,910,123
Roku, Inc., Class A(a)	22,086	2,343,987
Take-Two Interactive Software, Inc.(a)	31,229	8,006,179
TKO Group Holdings, Inc., Class A	11,784	2,220,106
Warner Bros Discovery, Inc., Class A(a)	399,272	8,963,656
		51,713,112
Financial Services — 1.7%
Affirm Holdings, Inc., Class A(a)	45,996	3,306,192
Block, Inc., Class A(a)	93,354	7,089,303
Corpay, Inc.(a)	11,650	3,033,077
Equitable Holdings, Inc.	51,544	2,546,274
Euronet Worldwide, Inc.(a)	6,793	515,317
Fidelity National Information Services, Inc.	90,269	5,643,618
Global Payments, Inc.	41,854	3,254,567
Jack Henry & Associates, Inc.	12,396	1,846,260
MGIC Investment Corp.	39,991	1,096,553
Rocket Cos., Inc., Class A	158,702	2,643,975
Shift4 Payments, Inc., Class A(a)(b)	11,096	766,734
Toast, Inc., Class A(a)	77,437	2,798,573
UWM Holdings Corp., Class A	27,401	154,268

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Voya Financial, Inc.	16,389	$ 1,220,325
Western Union Co.	45,987	429,059
WEX, Inc.(a)	5,928	864,777
		37,208,872
Food Products — 1.8%
Archer-Daniels-Midland Co.	81,938	4,959,707
Bunge Global SA	23,090	2,184,314
Conagra Brands, Inc.	82,296	1,414,668
Darling Ingredients, Inc.(a)	27,230	872,721
Flowers Foods, Inc.	32,130	383,311
Freshpet, Inc.(a)	7,926	390,038
General Mills, Inc.	93,873	4,375,421
Hershey Co.	24,928	4,228,537
Hormel Foods Corp.	50,027	1,080,083
Ingredion, Inc.	10,947	1,263,393
J.M. Smucker Co.	17,703	1,833,146
Kellanova	47,627	3,955,899
Kraft Heinz Co.	146,365	3,619,606
Lamb Weston Holdings, Inc.	23,054	1,423,123
McCormick & Co., Inc.	43,404	2,784,801
Pilgrim’s Pride Corp.	7,217	274,968
Post Holdings, Inc.(a)	8,525	886,003
Seaboard Corp.	45	151,649
Smithfield Foods, Inc.	4,392	97,327
The Campbell’s Co.	33,186	999,894
Tyson Foods, Inc., Class A	47,775	2,456,113
		39,634,722
Gas Utilities — 0.4%
Atmos Energy Corp.	27,128	4,658,420
MDU Resources Group, Inc.	34,586	663,360
National Fuel Gas Co.	15,662	1,235,888
UGI Corp.	37,491	1,253,324
		7,810,992
Ground Transportation — 0.8%
Avis Budget Group, Inc.(a)	2,942	400,318
JB Hunt Transport Services, Inc.	13,351	2,254,450
Knight-Swift Transportation Holdings, Inc.	27,066	1,221,218
Landstar System, Inc.	5,997	770,195
Lyft, Inc., Class A(a)	69,509	1,422,154
Old Dominion Freight Line, Inc.	31,946	4,485,857
Ryder System, Inc.	6,803	1,151,272
Saia, Inc.(a)	4,654	1,361,295
Schneider National, Inc., Class B	7,892	168,652
U-Haul Holding Co.(a)(b)	1,346	71,553
U-Haul Holding Co., Series N	17,403	843,871
XPO, Inc.(a)	19,741	2,840,138
		16,990,973
Health Care Equipment & Supplies — 2.4%
Align Technology, Inc.(a)	11,971	1,650,561
Baxter International, Inc.	87,596	1,617,898
Cooper Cos., Inc.(a)	34,146	2,387,147
Dentsply Sirona, Inc.	34,377	433,494
Dexcom, Inc.(a)	67,028	3,902,370
Envista Holdings Corp.(a)	29,692	604,232
GE HealthCare Technologies, Inc.(a)	78,465	5,880,952
Globus Medical, Inc., Class A(a)	19,338	1,167,822
Hologic, Inc.(a)	38,239	2,826,245
IDEXX Laboratories, Inc.(a)	13,834	8,708,641
Inspire Medical Systems, Inc.(a)	5,068	365,301
Insulet Corp.(a)	12,020	3,762,380
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Masimo Corp.(a)	7,871	$ 1,107,056
Penumbra, Inc.(a)	6,532	1,485,181
ResMed, Inc.	25,027	6,178,666
Solventum Corp.(a)	25,200	1,739,808
STERIS PLC	16,788	3,956,932
Teleflex, Inc.	7,570	942,238
Zimmer Biomet Holdings, Inc.	34,214	3,440,560
		52,157,484
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.(a)	15,492	333,078
Cardinal Health, Inc.	40,907	7,803,828
Cencora, Inc.	31,389	10,603,518
Centene Corp.(a)	84,011	2,971,469
Chemed Corp.	2,461	1,061,429
DaVita, Inc.(a)	6,348	755,539
Encompass Health Corp.	17,066	1,942,964
Henry Schein, Inc.(a)	18,495	1,168,884
Humana, Inc.	20,693	5,756,586
Labcorp Holdings, Inc.	14,325	3,637,977
Molina Healthcare, Inc.(a)	9,366	1,433,560
Quest Diagnostics, Inc.	19,109	3,362,229
Tenet Healthcare Corp.(a)	14,932	3,083,309
Universal Health Services, Inc., Class B	9,314	2,021,231
		45,935,601
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.	29,700	1,729,134
Healthcare Realty Trust, Inc.	57,290	1,015,179
Healthpeak Properties, Inc.	119,850	2,151,307
Medical Properties Trust, Inc.	85,515	442,113
Omega Healthcare Investors, Inc.	49,116	2,064,345
Ventas, Inc.	77,658	5,730,384
		13,132,462
Health Care Technology(a) — 0.4%
Certara, Inc.	21,635	251,615
Doximity, Inc., Class A	22,804	1,505,064
Veeva Systems, Inc., Class A	25,305	7,368,816
		9,125,495
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	117,551	1,883,167
Park Hotels & Resorts, Inc.	32,695	336,432
		2,219,599
Hotels, Restaurants & Leisure — 3.9%
Aramark	44,522	1,686,493
Boyd Gaming Corp.	9,856	767,487
Caesars Entertainment, Inc.(a)	34,944	702,374
Carnival Corp.(a)	185,287	5,341,824
Cava Group, Inc.(a)	17,427	936,353
Choice Hotels International, Inc.(b)	4,749	441,467
Churchill Downs, Inc.	11,021	1,093,283
Darden Restaurants, Inc.	19,940	3,592,191
Domino’s Pizza, Inc.	5,449	2,171,209
DraftKings, Inc., Class A(a)	82,386	2,520,188
Dutch Bros, Inc., Class A(a)	20,198	1,121,797
Expedia Group, Inc.	20,743	4,563,460
Flutter Entertainment PLC(a)(b)	30,035	6,985,841
Hilton Worldwide Holdings, Inc.	39,563	10,166,108
Hyatt Hotels Corp., Class A	6,809	935,625
Las Vegas Sands Corp.	53,339	3,165,670
Light & Wonder, Inc., Class A(a)	14,450	1,050,515
MGM Resorts International(a)	34,580	1,107,597
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Norwegian Cruise Line Holdings Ltd.(a)	76,067	$ 1,705,422
Penn Entertainment, Inc.(a)	25,830	425,162
Planet Fitness, Inc., Class A(a)	14,650	1,328,609
Restaurant Brands International, Inc.	55,464	3,643,430
Royal Caribbean Cruises Ltd.	43,434	12,458,174
Texas Roadhouse, Inc.	11,514	1,883,460
Travel & Leisure Co.	10,527	660,885
Vail Resorts, Inc.	6,147	911,785
Viking Holdings Ltd.(a)	29,739	1,809,618
Wendy’s Co.	29,374	250,854
Wingstop, Inc.	4,761	1,031,375
Wyndham Hotels & Resorts, Inc.	12,973	952,607
Wynn Resorts Ltd.	14,099	1,677,640
Yum! Brands, Inc.	47,784	6,604,227
		83,692,730
Household Durables — 1.6%
D.R. Horton, Inc.	45,648	6,805,204
Garmin Ltd.	27,939	5,977,270
Lennar Corp., B Shares	1,870	220,753
Lennar Corp., Class A	38,374	4,749,550
Mohawk Industries, Inc.(a)	8,752	994,577
Newell Brands, Inc.	71,588	243,399
NVR, Inc.(a)	480	3,461,193
PulteGroup, Inc.	33,703	4,039,979
SharkNinja, Inc.(a)	14,458	1,236,159
Somnigroup International, Inc.	34,655	2,749,528
Toll Brothers, Inc.	16,744	2,259,603
TopBuild Corp.(a)	4,885	2,063,815
Whirlpool Corp.	9,010	645,386
		35,446,416
Household Products — 0.3%
Church & Dwight Co., Inc.	42,221	3,702,359
Clorox Co.	21,086	2,371,332
Reynolds Consumer Products, Inc.	9,388	229,443
		6,303,134
Independent Power and Renewable Electricity Producers — 0.8%
AES Corp.	123,945	1,719,117
Brookfield Renewable Corp.	23,194	1,003,372
Clearway Energy, Inc., Class A	5,751	172,473
Clearway Energy, Inc., Class C	13,950	445,424
Talen Energy Corp.(a)	7,776	3,108,689
Vistra Corp.	57,996	10,920,647
		17,369,722
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	48,388	623,721
EastGroup Properties, Inc.	9,104	1,588,921
First Industrial Realty Trust, Inc.	21,939	1,212,788
Lineage, Inc.	12,335	485,999
Rexford Industrial Realty, Inc.	41,389	1,710,194
STAG Industrial, Inc.	31,394	1,201,448
		6,823,071
Insurance — 3.8%
Allstate Corp.	45,237	8,663,790
American Financial Group, Inc.	11,544	1,520,114
Arch Capital Group Ltd.	62,547	5,398,432
Assurant, Inc.	8,687	1,839,212
Assured Guaranty Ltd.	7,995	644,237
Axis Capital Holdings Ltd.	12,898	1,208,027
Brighthouse Financial, Inc.(a)	9,796	559,058
Brown & Brown, Inc.	47,663	3,800,648
Security	Shares	Value
Insurance (continued)
Cincinnati Financial Corp.	26,406	$ 4,082,104
CNA Financial Corp.	3,835	170,849
Everest Group Ltd.	7,199	2,264,229
Fidelity National Financial, Inc., Class A	44,814	2,475,525
First American Financial Corp.	16,337	1,021,226
Globe Life, Inc.	14,194	1,866,653
Hanover Insurance Group, Inc.	6,174	1,055,013
Hartford Insurance Group, Inc.	48,155	5,979,888
Kemper Corp.	10,480	471,495
Kinsale Capital Group, Inc.	3,803	1,519,184
Lincoln National Corp.	27,746	1,165,332
Loews Corp.	29,290	2,916,112
Markel Group, Inc.(a)(b)	2,136	4,217,596
Old Republic International Corp.	39,175	1,545,845
Primerica, Inc.	5,770	1,499,450
Principal Financial Group, Inc.	38,070	3,199,403
Prudential Financial, Inc.	60,795	6,322,680
Reinsurance Group of America, Inc.	11,285	2,059,061
RenaissanceRe Holdings Ltd.	7,923	2,013,155
RLI Corp.	14,334	845,133
Ryan Specialty Holdings, Inc., Class A	18,335	1,004,758
Unum Group	28,948	2,125,362
W.R. Berkley Corp.	49,743	3,548,666
White Mountains Insurance Group Ltd.(b)	432	822,770
Willis Towers Watson PLC	16,768	5,250,061
		83,075,068
Interactive Media & Services — 0.5%
IAC, Inc.(a)	11,515	371,013
Match Group, Inc.	41,902	1,355,111
Pinterest, Inc., Class A(a)	101,258	3,351,640
Reddit, Inc., Class A(a)	19,985	4,175,866
Trump Media & Technology Group Corp., Class A(a)	28,003	429,146
ZoomInfo Technologies, Inc., Class A(a)	49,506	555,457
		10,238,233
IT Services — 2.2%
Akamai Technologies, Inc.(a)	24,597	1,847,235
Amdocs Ltd.	19,170	1,615,264
Cloudflare, Inc., Class A(a)	52,901	13,399,823
Cognizant Technology Solutions Corp., Class A	84,637	6,168,344
DXC Technology Co.(a)	31,076	441,279
EPAM Systems, Inc.(a)	9,455	1,546,271
Gartner, Inc.(a)	12,843	3,189,431
Globant SA(a)(b)	7,162	441,036
GoDaddy, Inc., Class A(a)	23,563	3,136,942
Kyndryl Holdings, Inc.(a)	39,022	1,128,516
MongoDB, Inc., Class A(a)	13,519	4,864,407
Okta, Inc., Class A(a)	28,240	2,584,807
Twilio, Inc., Class A(a)(b)	24,239	3,269,356
VeriSign, Inc.	14,452	3,465,590
		47,098,301
Leisure Products — 0.2%
Brunswick Corp.	11,206	740,829
Hasbro, Inc.	22,658	1,729,032
Mattel, Inc.(a)	55,042	1,011,672
YETI Holdings, Inc.(a)	14,554	494,690
		3,976,223
Life Sciences Tools & Services — 2.0%
Agilent Technologies, Inc.	48,847	7,149,247
Avantor, Inc.(a)	113,248	1,338,591
Bio-Rad Laboratories, Inc., Class A(a)	3,166	1,011,695
Bio-Techne Corp.	27,265	1,705,971

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Bruker Corp.	17,358	$ 675,921
Charles River Laboratories International, Inc.(a)	8,362	1,505,745
Illumina, Inc.(a)	27,111	3,349,293
IQVIA Holdings, Inc.(a)(b)	28,958	6,268,249
Medpace Holdings, Inc.(a)	3,827	2,238,451
Mettler-Toledo International, Inc.(a)	3,566	5,050,490
Qiagen NV	36,534	1,711,618
Repligen Corp.(a)	9,030	1,346,012
Revvity, Inc.	20,204	1,890,892
Sotera Health Co.(a)	25,738	427,251
Tempus AI, Inc., Class A(a)	13,887	1,247,747
Waters Corp.(a)	10,209	3,569,066
West Pharmaceutical Services, Inc.	12,271	3,461,281
		43,947,520
Machinery — 3.7%
AGCO Corp.	10,598	1,093,290
Allison Transmission Holdings, Inc.	14,394	1,188,225
CNH Industrial NV	150,433	1,578,042
Crane Co.	8,592	1,632,480
Cummins, Inc.	23,593	10,326,184
Donaldson Co., Inc.	19,903	1,676,828
Dover Corp.	23,244	4,217,856
Esab Corp.	9,788	1,143,434
Flowserve Corp.	22,020	1,502,865
Fortive Corp.	58,196	2,929,587
Gates Industrial Corp. PLC(a)	44,283	977,769
Graco, Inc.	28,407	2,322,840
IDEX Corp.	13,082	2,243,040
Ingersoll Rand, Inc.	69,185	5,280,891
ITT, Inc.	13,311	2,463,467
Lincoln Electric Holdings, Inc.	9,295	2,179,213
Middleby Corp.(a)	8,642	1,073,596
Mueller Industries, Inc.	18,506	1,959,230
Nordson Corp.	9,239	2,142,986
Oshkosh Corp.	10,962	1,351,505
Otis Worldwide Corp.	67,744	6,283,933
Pentair PLC	27,928	2,970,143
RBC Bearings, Inc.(a)	5,299	2,270,780
Snap-on, Inc.	8,785	2,947,807
Stanley Black & Decker, Inc.	26,432	1,789,975
Timken Co.	10,674	838,016
Toro Co.	16,898	1,262,787
Westinghouse Air Brake Technologies Corp.	29,067	5,942,457
Xylem, Inc.	41,714	6,292,557
		79,881,783
Marine Transportation — 0.0%
Kirby Corp.(a)	9,356	968,159
Media — 1.0%
Charter Communications, Inc., Class A(a)(b)	15,127	3,537,298
DoubleVerify Holdings, Inc.(a)	22,373	254,605
Fox Corp., Class A	36,343	2,349,575
Fox Corp., Class B	25,464	1,487,352
Interpublic Group of Cos., Inc.	64,159	1,646,320
Liberty Broadband Corp., Class A(a)	2,963	158,491
Liberty Broadband Corp., Class C(a)(b)	19,551	1,052,235
New York Times Co., Class A	27,564	1,570,872
News Corp., Class A	65,717	1,741,501
News Corp., Class B	19,860	605,134
Nexstar Media Group, Inc., Class A	4,832	945,767
NIQ Global Intelligence PLC(a)	8,310	103,044
Security	Shares	Value
Media (continued)
Omnicom Group, Inc.	33,432	$ 2,508,069
Sirius XM Holdings, Inc.	33,139	718,785
Trade Desk, Inc., Class A(a)	76,498	3,846,319
		22,525,367
Metals & Mining — 1.1%
Alcoa Corp.	45,127	1,660,222
Anglogold Ashanti PLC	86,346	5,871,528
Cleveland-Cliffs, Inc.(a)	82,333	1,023,399
MP Materials Corp., Class A(a)	22,249	1,403,690
Nucor Corp.	39,374	5,908,069
Reliance, Inc.	9,049	2,555,709
Royal Gold, Inc.	14,046	2,455,100
Steel Dynamics, Inc.	24,080	3,775,744
		24,653,461
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.	177,270	1,772,700
Annaly Capital Management, Inc.	110,137	2,331,600
Rithm Capital Corp.	89,542	982,276
Starwood Property Trust, Inc.	60,362	1,097,381
		6,183,957
Multi-Utilities — 1.8%
Ameren Corp.	46,261	4,719,547
CenterPoint Energy, Inc.	111,700	4,271,408
CMS Energy Corp.	50,787	3,735,384
Consolidated Edison, Inc.	61,792	6,019,158
DTE Energy Co.	35,520	4,814,381
NiSource, Inc.	80,662	3,396,677
Public Service Enterprise Group, Inc.	85,605	6,896,339
WEC Energy Group, Inc.	54,752	6,117,441
		39,970,335
Office REITs — 0.2%
BXP, Inc.	27,313	1,944,412
Cousins Properties, Inc.	28,629	742,350
Highwoods Properties, Inc.	18,222	521,696
Kilroy Realty Corp.	20,420	862,745
Vornado Realty Trust	30,306	1,149,810
		5,221,013
Oil, Gas & Consumable Fuels — 4.7%
Antero Midstream Corp.	57,721	995,687
Antero Resources Corp.(a)	50,047	1,546,953
APA Corp.	60,753	1,376,055
Cheniere Energy, Inc.	37,813	8,016,356
Chord Energy Corp.	9,830	891,778
Civitas Resources, Inc.	15,433	444,933
Coterra Energy, Inc.	129,319	3,059,688
Devon Energy Corp.	106,315	3,454,174
Diamondback Energy, Inc.	32,688	4,680,595
DT Midstream, Inc.(a)	17,480	1,913,885
EQT Corp.	106,541	5,708,467
Expand Energy Corp.	37,669	3,891,584
HF Sinclair Corp.	26,862	1,386,079
Kinder Morgan, Inc.	333,367	8,730,882
Marathon Petroleum Corp.	52,682	10,268,249
Matador Resources Co.	20,404	805,142
Occidental Petroleum Corp.	120,901	4,981,121
ONEOK, Inc.	107,126	7,177,442
Ovintiv, Inc.	43,942	1,648,264
Permian Resources Corp., Class A	113,387	1,424,141
Phillips 66	69,883	9,513,872
Range Resources Corp.	41,393	1,471,521
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.	36,816	$ 5,671,137
Texas Pacific Land Corp.	3,296	3,109,380
Valero Energy Corp.	53,510	9,073,156
Viper Energy, Inc., Class A	28,325	1,063,887
		102,304,428
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	10,970	955,597
Passenger Airlines — 0.8%
Alaska Air Group, Inc.(a)	20,054	836,853
American Airlines Group, Inc.(a)	113,221	1,486,592
Delta Air Lines, Inc.	111,801	6,415,141
Southwest Airlines Co.	80,763	2,447,119
United Airlines Holdings, Inc.(a)	55,795	5,246,962
		16,432,667
Personal Care Products — 0.5%
BellRing Brands, Inc.(a)	21,204	638,877
Coty, Inc., Class A(a)	64,883	257,585
elf Beauty, Inc.(a)	9,155	1,118,192
Estee Lauder Cos., Inc., Class A	40,066	3,873,982
Kenvue, Inc.	325,758	4,681,142
		10,569,778
Pharmaceuticals — 0.5%
Corcept Therapeutics, Inc.(a)(b)	16,414	1,205,937
Elanco Animal Health, Inc.(a)	83,834	1,856,923
Jazz Pharmaceuticals PLC(a)	9,976	1,373,097
Organon & Co.	43,810	295,717
Perrigo Co. PLC	23,527	487,950
Royalty Pharma PLC, Class A	64,996	2,439,950
Viatris, Inc.	200,622	2,078,444
		9,738,018
Professional Services — 2.3%
Amentum Holdings, Inc.(a)	26,694	598,213
Booz Allen Hamilton Holding Corp., Class A	20,837	1,816,153
Broadridge Financial Solutions, Inc.	19,976	4,402,710
CACI International, Inc., Class A(a)	3,722	2,092,694
Clarivate PLC(a)(b)	59,720	203,048
Concentrix Corp.	7,998	322,399
Dayforce, Inc.(a)	26,659	1,832,540
Equifax, Inc.	21,223	4,480,175
ExlService Holdings, Inc.(a)	27,635	1,080,529
FTI Consulting, Inc.(a)	5,509	909,040
Genpact Ltd.	28,100	1,072,015
Jacobs Solutions, Inc.	20,404	3,179,147
KBR, Inc.	22,022	943,422
Leidos Holdings, Inc.	21,859	4,163,484
ManpowerGroup, Inc.	8,133	249,358
Parsons Corp.(a)(b)	9,214	766,052
Paychex, Inc.	55,317	6,473,749
Paycom Software, Inc.	8,793	1,645,082
Paylocity Holding Corp.(a)	7,609	1,074,923
Robert Half, Inc.	17,403	455,785
Science Applications International Corp.	8,056	754,928
SS&C Technologies Holdings, Inc.	36,253	3,078,605
TransUnion	33,512	2,720,504
Verisk Analytics, Inc.	23,992	5,248,490
		49,563,045
Real Estate Management & Development(a) — 0.8%
CBRE Group, Inc., Class A	50,972	7,769,662
CoStar Group, Inc.	71,585	4,925,764
Security	Shares	Value
Real Estate Management & Development (continued)
Howard Hughes Holdings, Inc.(b)	5,458	$ 432,710
Jones Lang LaSalle, Inc.	8,160	2,489,534
Zillow Group, Inc., Class A	8,713	623,241
Zillow Group, Inc., Class C	27,874	2,089,993
		18,330,904
Residential REITs — 1.2%
American Homes 4 Rent, Class A	58,304	1,842,406
AvalonBay Communities, Inc.	24,379	4,239,996
Camden Property Trust	18,371	1,827,547
Equity LifeStyle Properties, Inc.	32,599	1,990,169
Equity Residential	64,926	3,859,202
Essex Property Trust, Inc.	11,025	2,775,764
Invitation Homes, Inc.	104,886	2,952,541
Mid-America Apartment Communities, Inc.	20,054	2,571,525
Sun Communities, Inc.	21,769	2,755,955
UDR, Inc.	56,551	1,905,203
		26,720,308
Retail REITs — 1.3%
Agree Realty Corp.	18,906	1,380,327
Brixmor Property Group, Inc.	53,169	1,390,901
Federal Realty Investment Trust	14,652	1,409,376
Kimco Realty Corp.	114,548	2,366,562
NNN REIT, Inc.	32,460	1,313,331
Realty Income Corp.	155,046	8,989,567
Regency Centers Corp.	31,303	2,158,342
Simon Property Group, Inc.	55,541	9,761,886
		28,770,292
Semiconductors & Semiconductor Equipment — 2.2%
Allegro MicroSystems, Inc.(a)	20,895	625,178
Amkor Technology, Inc.	19,684	635,400
Astera Labs, Inc.(a)	21,595	4,031,355
Cirrus Logic, Inc.(a)	8,760	1,162,014
Enphase Energy, Inc.(a)	21,637	660,145
Entegris, Inc.	26,004	2,381,186
First Solar, Inc.(a)	17,401	4,645,023
GLOBALFOUNDRIES, Inc.(a)	16,739	595,908
Lattice Semiconductor Corp.(a)	23,449	1,710,839
MACOM Technology Solutions Holdings, Inc., Class H(a)(b)	11,050	1,636,836
Microchip Technology, Inc.	90,473	5,647,325
MKS, Inc.	11,385	1,636,138
Monolithic Power Systems, Inc.	7,935	7,974,675
ON Semiconductor Corp.(a)	72,269	3,619,232
Onto Innovation, Inc.(a)	8,480	1,144,461
Qorvo, Inc.(a)	14,809	1,405,670
Skyworks Solutions, Inc.	25,614	1,990,720
Teradyne, Inc.	27,568	5,010,760
Universal Display Corp.	7,530	1,109,018
		47,621,883
Software — 3.5%
Appfolio, Inc., Class A(a)	3,718	945,971
Aurora Innovation, Inc., Class A(a)(b)	172,033	901,453
Bentley Systems, Inc., Class B	27,491	1,397,368
Bill Holdings, Inc.(a)(b)	15,967	792,921
CCC Intelligent Solutions Holdings, Inc.(a)(b)	90,423	788,489
Circle Internet Group, Inc., Class A(a)(b)	8,240	1,046,315
Confluent, Inc., Class A(a)	48,344	1,129,799
Datadog, Inc., Class A(a)	52,884	8,610,044
Docusign, Inc.(a)	34,600	2,530,644
Dolby Laboratories, Inc., Class A	10,309	683,693

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Dropbox, Inc., Class A(a)	32,400	$ 939,600
Dynatrace, Inc.(a)	50,335	2,545,441
Elastic NV(a)	15,834	1,412,709
Fair Isaac Corp.(a)	4,017	6,666,332
Gen Digital, Inc.	94,178	2,482,532
Gitlab, Inc., Class A(a)	22,954	1,119,007
Guidewire Software, Inc.(a)	14,354	3,353,669
HubSpot, Inc.(a)	8,717	4,288,067
Informatica, Inc., Class A(a)	18,306	455,270
Manhattan Associates, Inc.(a)	10,233	1,863,122
nCino, Inc.(a)(b)	18,619	496,755
Nutanix, Inc., Class A(a)	43,730	3,115,325
Pegasystems, Inc.	14,645	932,154
Procore Technologies, Inc.(a)	20,012	1,477,286
PTC, Inc.(a)	20,442	4,058,555
RingCentral, Inc., Class A(a)	14,013	422,072
Rubrik, Inc., Class A(a)	20,300	1,527,981
SailPoint, Inc.(a)	10,500	227,640
Samsara, Inc., Class A(a)	45,781	1,839,023
SentinelOne, Inc., Class A(a)	48,852	872,008
Teradata Corp.(a)	16,301	339,876
Tyler Technologies, Inc.(a)	7,378	3,513,846
UiPath, Inc., Class A(a)	68,957	1,093,658
Unity Software, Inc.(a)	54,291	2,057,629
Zoom Communications, Inc., Class A(a)	45,029	3,927,880
Zscaler, Inc.(a)	16,738	5,542,621
		75,396,755
Specialized REITs — 2.1%
Crown Castle, Inc.	74,377	6,710,293
CubeSmart	39,536	1,489,321
Digital Realty Trust, Inc.	57,823	9,853,617
EPR Properties	12,567	616,034
Extra Space Storage, Inc.	36,114	4,822,664
Gaming and Leisure Properties, Inc.	46,090	2,058,379
Iron Mountain, Inc.	50,294	5,177,767
Lamar Advertising Co., Class A	15,037	1,783,238
Millrose Properties, Inc., Class A	21,073	678,761
National Storage Affiliates Trust	12,195	354,753
Rayonier, Inc.	26,522	585,341
SBA Communications Corp.	18,407	3,524,572
VICI Properties, Inc.	181,045	5,429,540
Weyerhaeuser Co.	124,113	2,854,599
		45,938,879
Specialty Retail — 2.4%
AutoNation, Inc.(a)	4,798	958,976
Bath & Body Works, Inc.	35,821	876,898
Best Buy Co., Inc.	33,133	2,721,545
Burlington Stores, Inc.(a)	10,774	2,947,659
CarMax, Inc.(a)	25,687	1,076,542
Carvana Co., Class A(a)	22,627	6,936,080
Chewy, Inc., Class A(a)	36,526	1,231,657
Dick’s Sporting Goods, Inc.	10,848	2,402,290
Five Below, Inc.(a)	9,257	1,455,848
Floor & Decor Holdings, Inc., Class A(a)	18,588	1,161,378
GameStop Corp., Class A(a)(b)	69,914	1,558,383
Gap, Inc.	40,176	918,022
Lithia Motors, Inc., Class A	4,386	1,377,555
Security	Shares	Value
Specialty Retail (continued)
Murphy USA, Inc.	3,060	$ 1,096,092
Penske Automotive Group, Inc.	3,210	513,825
RH(a)	2,631	453,821
Ross Stores, Inc.	55,228	8,776,834
Tractor Supply Co.	91,132	4,931,152
Ulta Beauty, Inc.(a)	7,740	4,023,871
Valvoline, Inc.(a)	21,341	704,466
Wayfair, Inc., Class A(a)	16,280	1,685,143
Williams-Sonoma, Inc.	20,302	3,945,491
		51,753,528
Technology Hardware, Storage & Peripherals — 1.7%
Hewlett Packard Enterprise Co.	224,786	5,489,274
HP, Inc.	161,686	4,473,852
NetApp, Inc.	34,251	4,034,083
Pure Storage, Inc., Class A(a)	53,240	5,254,788
Sandisk Corp.(a)	22,853	4,555,288
Super Micro Computer, Inc.(a)	88,020	4,573,519
Western Digital Corp.(b)	59,336	8,912,861
		37,293,665
Textiles, Apparel & Luxury Goods — 0.8%
Amer Sports, Inc.(a)	26,054	813,666
Birkenstock Holding PLC(a)	8,930	356,396
Columbia Sportswear Co.	4,459	221,300
Crocs, Inc.(a)	9,224	753,509
Deckers Outdoor Corp.(a)	25,318	2,063,417
Lululemon Athletica, Inc.(a)	18,043	3,077,053
On Holding AG, Class A(a)	38,471	1,429,198
PVH Corp.(b)	8,327	652,254
Ralph Lauren Corp., Class A	6,506	2,079,708
Tapestry, Inc.	35,452	3,893,339
Under Armour, Inc., Class A(a)	32,202	148,451
Under Armour, Inc., Class C(a)	31,793	141,161
VF Corp.	60,238	845,741
		16,475,193
Trading Companies & Distributors — 2.2%
Air Lease Corp., Class A	17,746	1,133,260
Applied Industrial Technologies, Inc.	6,654	1,710,677
Core & Main, Inc., Class A(a)	33,094	1,726,845
Fastenal Co.	196,789	8,097,867
Ferguson Enterprises, Inc.	33,201	8,250,448
FTAI Aviation Ltd.	17,461	3,019,007
MSC Industrial Direct Co., Inc., Class A	7,402	628,504
QXO, Inc.(a)(b)	103,828	1,834,641
SiteOne Landscape Supply, Inc.(a)	7,650	992,740
United Rentals, Inc.	11,002	9,584,722
Watsco, Inc.	5,972	2,197,756
WESCO International, Inc.	8,162	2,118,284
WW Grainger, Inc.	7,593	7,433,547
		48,728,298
Water Utilities — 0.3%
American Water Works Co., Inc.	33,368	4,285,452
Essential Utilities, Inc.	48,137	1,878,787
		6,164,239
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Wireless Telecommunication Services — 0.0%
Millicom International Cellular SA	17,941	$ 845,200
Total Common Stocks — 98.3% (Cost: $1,347,514,090)		2,133,166,846
Investment Companies
Equity Funds — 1.2%
iShares Russell Mid-Cap ETF(d)(e)	285,612	27,350,205
Total Investment Companies — 1.2% (Cost: $26,411,727)		27,350,205
Total Long-Term Investments — 99.5% (Cost: $1,373,925,817)		2,160,517,051
Short-Term Securities
Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(d)(e)(f)	50,820,110	50,845,520
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(d)(e)	9,471,000	9,471,000
Total Short-Term Securities — 2.8% (Cost: $60,317,400)		60,316,520
Total Investments — 102.3% (Cost: $1,434,243,217)		2,220,833,571
Liabilities in Excess of Other Assets — (2.3)%		(50,826,406)
Net Assets — 100.0%		$ 2,170,007,165

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 60,755,475	$ —	$ (9,915,631)(a)	$ 6,556	$ (880)	$ 50,845,520	50,820,110	$ 164,877 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	14,522,945	—	(5,051,945)(a)	—	—	9,471,000	9,471,000	123,135	—
iShares Russell Mid-Cap ETF	14,957,053	21,038,913	(8,957,016)	119,545	191,710	27,350,205	285,612	56,390	—
				$ 126,101	$ 190,830	$ 87,666,725		$ 344,402	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	4	12/19/25	$ 1,375	$ 31,960
S&P Mid 400 E-Mini Index	23	12/19/25	7,493	(106,659)
				$ (74,699)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 66,014,974	$ —	$ —	$ 66,014,974
Air Freight & Logistics	7,034,011	—	—	7,034,011
Automobile Components	7,850,400	—	—	7,850,400
Automobiles	12,391,717	—	—	12,391,717
Banks	51,504,177	—	—	51,504,177
Beverages	9,532,426	—	—	9,532,426
Biotechnology	48,636,536	—	—	48,636,536
Broadline Retail	16,802,933	—	—	16,802,933
Building Products	23,271,089	—	—	23,271,089
Capital Markets	125,971,517	—	—	125,971,517
Chemicals	39,751,438	—	—	39,751,438
Commercial Services & Supplies	14,250,121	—	—	14,250,121
Communications Equipment	10,009,572	—	—	10,009,572
Construction & Engineering	32,631,469	—	—	32,631,469
Construction Materials	14,562,346	—	—	14,562,346
Consumer Finance	14,886,521	—	—	14,886,521
Consumer Staples Distribution & Retail	34,118,830	—	—	34,118,830
Containers & Packaging	23,557,369	—	—	23,557,369
Distributors	6,093,990	—	—	6,093,990
Diversified Consumer Services	7,633,514	—	—	7,633,514
Diversified REITs	2,469,654	—	—	2,469,654
Diversified Telecommunication Services	5,311,243	—	—	5,311,243
Electric Utilities	62,935,282	—	—	62,935,282
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Electrical Equipment	$ 41,194,415	$ —	$ —	$ 41,194,415
Electronic Equipment, Instruments & Components	50,934,262	—	—	50,934,262
Energy Equipment & Services	16,910,558	—	—	16,910,558
Entertainment	51,713,112	—	—	51,713,112
Financial Services	37,208,872	—	—	37,208,872
Food Products	39,634,722	—	—	39,634,722
Gas Utilities	7,810,992	—	—	7,810,992
Ground Transportation	16,990,973	—	—	16,990,973
Health Care Equipment & Supplies	52,157,484	—	—	52,157,484
Health Care Providers & Services	45,935,601	—	—	45,935,601
Health Care REITs	13,132,462	—	—	13,132,462
Health Care Technology	9,125,495	—	—	9,125,495
Hotel & Resort REITs	2,219,599	—	—	2,219,599
Hotels, Restaurants & Leisure	83,692,730	—	—	83,692,730
Household Durables	35,446,416	—	—	35,446,416
Household Products	6,303,134	—	—	6,303,134
Independent Power and Renewable Electricity Producers	17,369,722	—	—	17,369,722
Industrial REITs	6,823,071	—	—	6,823,071
Insurance	83,075,068	—	—	83,075,068
Interactive Media & Services	10,238,233	—	—	10,238,233
IT Services	47,098,301	—	—	47,098,301
Leisure Products	3,976,223	—	—	3,976,223
Life Sciences Tools & Services	43,947,520	—	—	43,947,520
Machinery	79,881,783	—	—	79,881,783
Marine Transportation	968,159	—	—	968,159
Media	22,525,367	—	—	22,525,367
Metals & Mining	24,653,461	—	—	24,653,461
Mortgage Real Estate Investment Trusts (REITs)	6,183,957	—	—	6,183,957
Multi-Utilities	39,970,335	—	—	39,970,335
Office REITs	5,221,013	—	—	5,221,013
Oil, Gas & Consumable Fuels	102,304,428	—	—	102,304,428
Paper & Forest Products	955,597	—	—	955,597
Passenger Airlines	16,432,667	—	—	16,432,667
Personal Care Products	10,569,778	—	—	10,569,778
Pharmaceuticals	9,738,018	—	—	9,738,018
Professional Services	49,563,045	—	—	49,563,045
Real Estate Management & Development	18,330,904	—	—	18,330,904
Residential REITs	26,720,308	—	—	26,720,308
Retail REITs	28,770,292	—	—	28,770,292
Semiconductors & Semiconductor Equipment	47,621,883	—	—	47,621,883
Software	75,396,755	—	—	75,396,755
Specialized REITs	45,353,538	585,341	—	45,938,879
Specialty Retail	51,753,528	—	—	51,753,528
Technology Hardware, Storage & Peripherals	37,293,665	—	—	37,293,665
Textiles, Apparel & Luxury Goods	16,475,193	—	—	16,475,193
Trading Companies & Distributors	48,728,298	—	—	48,728,298
Water Utilities	6,164,239	—	—	6,164,239
Wireless Telecommunication Services	845,200	—	—	845,200
Investment Companies	27,350,205	—	—	27,350,205
Short-Term Securities
Money Market Funds	60,316,520	—	—	60,316,520
	$2,220,248,230	$585,341	$—	$2,220,833,571
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 31,960	$ —	$ —	$ 31,960
Liabilities
Equity Contracts	(106,659)	—	—	(106,659)
	$(74,699)	$—	$—	$(74,699)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Mid-Cap Index Fund

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
Schedule of Investments